Note 13 - Earnings Per Share (Details Textual) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Weighted Average Number of Shares Outstanding, Diluted, Adjustment, Total (in shares)	4,780	8,546	16,500